Cover	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Amendment Description	AMENDMENT NO 1
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	J-LONG GROUP LIMITED
Entity Central Index Key	0001948436
Entity File Number	001-41901
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Flat F, 8/F
Entity Address, Address Line Two	Houston Industrial Building 32-40 Wang Lung Street
Entity Address, City or Town	Tsuen Wan New Territories
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value US$0.0000375
Trading Symbol	JL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	31,400,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Edwin Chun Yin Wong
Contact Personnel Email Address	edwin.wong@j-long.com
Entity Address, Address Line One	Flat F, 8/F
Entity Address, Address Line Two	Houston Industrial Building 32-40 Wang Lung Street
Entity Address, City or Town	Tsuen Wan New Territories
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+852
Local Phone Number	3693 2110